Parent Company Only condensed Financial Information	12 Months Ended
Dec. 31, 2017
Parent Company Only condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

25.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

		As of December 31,
	Note	2016	2017
		US$	US$
ASSETS
Current assets
Cash and cash equivalents		15	2
Prepaid expenses and other current assets		2	164
Amount due from subsidiaries	(b)	50,107	68,643

Total current assets		50,124	68,809

Non-current assets
Investments in subsidiaries		(35,247)	(13,197)

Total non-current assets		(35,247)	(13,197)

Total assets		14,877	55,612

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		271	2,810
Short-term bank and other borrowings		-	5,000

Total current liabilities		271	7,810

Total liabilities		271	7,810

Mezzanine equity		68,862	-

Total mezzanine equity		68,862	-

Shareholders’ (deficit) equity
Additional paid-in capital		1,178	120,642
Accumulated deficit		(52,808)	(72,333)
Accumulated other comprehensive loss		(2,626)	(507)

Total shareholders’ (deficit) equity		(54,256)	47,802

Total liabilities, mezzanine equity and shareholders’ equity		14,877	55,612

Condensed statements of operations

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Revenues	-	-	-

Cost of revenues	-	-	-

Gross Profit	-	-	-

Operating Expenses
General and administrative expenses	(123)	(383)	(856)

Operating loss	(123)	(383)	(856)

Investment (loss) income	(183)	383	(18,669)

Loss before income taxes	(306)	-	(19,525)

Net loss	(306)	-	(19,525)

Condensed statements of comprehensive loss

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Net profit (loss)	2,111	3,228	(12,569)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,288)	(1,477)	2,119
Other comprehensive loss, net of tax of nil:
Comprehensive income (loss)	823	1,751	(10,450)
Comprehensive income (loss) attributable to the Company’s ordinary shareholders	823	1,751	(10,450)

Condensed statements of cash flows

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Net cash generated from operating activities	156	5	4,118
Net cash used in investing activities	(3,466)	-	(17,117)
Net cash generated from financing activities	-	-	12,986

Net (decrease) increase in cash	(3,310)	5	(13)
Cash at beginning of the year	3,320	10	15

Cash at end of the year	10	15	2

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheet as “Investment in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of profits (losses) of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b)	Intercompany transactions

The Company had the following related party balances as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	US$	US$
Amount due from subsidiaries
- Borqs HK	50,107	68,643